Revenue and Expenses - Data Used for Calculation of Basic and Diluted Earnings Per Share (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit attributable to ordinary equity holders of parent
(Loss) profit attributable to ordinary equity holders of the parent company	€ (49)	€ (892)	€ 2,011
Adjustment for the coupon corresponding to perpetual subordinated obligations	(359)	(339)	(279)
Tax effect	90	85	70
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	€ (318)	€ (1,146)	€ 1,802
Number of shares (thousands)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share (in shares)	5,635,695,000	5,668,142,000	5,740,105,000
Telefónica, S.A. share option plans (in shares)	36,575,000	47,435,000	23,096,000
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares) (in shares)	5,672,270,000	5,715,577,000	5,763,201,000